UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number:  28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David S. Wilson
Title:  Managing Member
Phone:  (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson              New York, New York         February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $36,460
                                        (thousands)


List of Other Included Managers:  NONE

                                                        FORM 13F INFORMATION TABLE
                                                     Wilson Capital Management LLC
                                                            December 31, 2008



COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                  --------------  -----       --------   -------  --- ----   ----------  --------  ----   ------  ----
AMERICAN WTR WKS CO INC NEW     COM             030420103    1,959      93,800  SH         SOLE        NONE      93,800
APPLE INC                       COM             037833100    1,041      12,200  SH         SOLE        NONE      12,200
ALLETE INC                      COM NEW         018522300      494      15,300  SH         SOLE        NONE      15,300
BEST BUY INC                    COM             086516101    1,158      41,200  SH         SOLE        NONE      41,200
CELANESE CORP DEL               COM SER A       150870103    1,663     133,800  SH         SOLE        NONE     133,800
COACH INC                       COM             189754104      594      28,600  SH         SOLE        NONE      28,600
DIANA SHIPPING INC              COM             Y2066G104      574      45,000  SH         SOLE        NONE      45,000
DUPONT FABROS TECHNOLOGY INC    COM             26613Q106      290     140,000  SH         SOLE        NONE     140,000
EAGLE BULK SHIPPING INC         COM             Y2187A101      236      34,600  SH         SOLE        NONE      34,600
EAGLE MATERIALS INC             COM             26969P108      460      25,000  SH         SOLE        NONE      25,000
F M C CORP                      COM NEW         302491303    2,008      44,900  SH         SOLE        NONE      44,900
GENENTECH INC                   COM NEW         36871006     2,404      29,000  SH         SOLE        NONE      29,000
GENERAL ELECTRIC CO             COM             369604103    1,411      87,100  SH         SOLE        NONE      87,100
GLOBAL SHIP LEASE INC NEW       SHS A           Y27183105      915     319,900  SH         SOLE        NONE     319,900
GUESS INC                       COM             401617105      823      53,600  SH         SOLE        NONE      53,600
HUNT J B TRANS SVCS INC         COM             445658107    2,278      86,700  SH         SOLE        NONE      86,700
KANSAS CITY SOUTHERN            COM NEW         485170302      746      39,150  SH         SOLE        NONE      39,150
KNIGHT TRANSN INC               COM             499064103      824      51,100  SH         SOLE        NONE      51,100
LENNAR CORP                     CL A            526057104      520      60,000  SH         SOLE        NONE      60,000
MCDERMOTT INTL INC              COM             580037109      674      68,200  SH         SOLE        NONE      68,200
MONSANTO CO NEW                 COM             61166W101      908      12,900  SH         SOLE        NONE      12,900
NABORS INDUSTRIES LTD           SHS             G6359F103      456      38,100  SH         SOLE        NONE      38,100
NVR INC                         COM             62944T105      502       1,100  SH         SOLE        NONE       1,100
OLD DOMINION FGHT LINES INC     COM             679580100    2,940     103,300  SH         SOLE        NONE     103,300
PATRIOT COAL CORP               COM             70336T104      361      57,700  SH         SOLE        NONE      57,700
PEABODY ENERGY CORP             COM             704549104      287      12,600  SH         SOLE        NONE      12,600
PORTFOLIO RECOVERY ASSOCS IN    COM             73640Q105      629      18,600  SH         SOLE        NONE      18,600
PULTE HOMES INC                 COM             745867101    1,093     100,000  SH         SOLE        NONE     100,000
QUANTA SVCS INC                 COM             74762E102    1,869      94,400  SH         SOLE        NONE      94,400
REALNETWORKS INC                COM             75605L104      417     118,000  SH         SOLE        NONE     118,000
RYANAIR HLDGS PLC               SPONSORED ADR   783513104    2,196      75,500  SH         SOLE        NONE      75,500
SAFE BULKERS INC                COM             Y7388L103      582      87,100  SH         SOLE        NONE      87,100
STERLING CONSTRUCTION CO INC    COM             859241101      371      20,000  SH         SOLE        NONE      20,000
TRINITY INDS INC                COM             896522109      949      60,200  SH         SOLE        NONE      60,200
WEYERHAEUSER CO                 COM             962166104    1,830      59,800  SH         SOLE        NONE      59,800





SK 02990 0001 964123